Bonds and money market funds - Summary of detailed information about bonds and money market funds (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds	$ 6,062	$ 8,990
Guaranteed investment certificates	228	224
Bonds and money market funds	$ 6,290	$ 9,214